Discontinued Operations - Summary of Assets and Liabilities Classified as Held for Sale (Parenthetical) (Detail) - Refinitiv [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Statement [Line Items]
Percentage of voting equity interests acquired		45.00%
Re-measurement loss	$ 3,682
Discontinued operations [member]
Statement [Line Items]
Percentage of voting equity interests acquired	45.00%